UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2007

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX                08/14/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          112

Form 13F Information Table Value Total:  $   266,085
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY     DISCRETION      OTHER        VOTING
                                                                                                             MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              00206R102     1,384,401      33,359 SHRS   SOLE            N/A         SOLE
Abbott Labs                         COM              002824100       348,075       6,500 SHRS   SOLE            N/A         SOLE
Advantage Energy Income Fd          COM              00762L101       150,830      10,720 SHRS   SOLE            N/A         SOLE
Alcatel Lucent                      COM              013904305       565,950      40,425 SHRS   SOLE            N/A         SOLE
Altria Group Inc                    COM              02209S103     1,367,730      19,500 SHRS   SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103     6,971,215     133,651 SHRS   SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100       394,921       3,236 SHRS   SOLE            N/A         SOLE
Arch Capital Group Ltd              COM              G0450A105     5,819,957      80,231 SHRS   SOLE            N/A         SOLE
Bank of America Corp                COM              060505104       285,420       5,838 SHRS   SOLE            N/A         SOLE
Berkshire Hathaway Cl A             COM              084670108       218,950           2 SHRS   SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207     9,135,070       2,534 SHRS   SOLE            N/A         SOLE
Blackrock Ehncd Div Inc             COM              09251A104       365,527      25,296 SHRS   SOLE            N/A         SOLE
Borders Group Inc                   COM              009709107     4,456,228     233,800 SHRS   SOLE            N/A         SOLE
Burlington Northern Santa Fe        COM              12189T104     2,995,953      35,189 SHRS   SOLE            N/A         SOLE
Canadian Superior Energy Inc        COM              136644101       165,000      50,000 SHRS   SOLE            N/A         SOLE
Capitalsource Inc                   COM              14055X102     1,189,418      48,370 SHRS   SOLE            N/A         SOLE
Carmax Inc                          COM              143130102     6,614,445     259,390 SHRS   SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102     4,025,007      56,004 SHRS   SOLE            N/A         SOLE
Charles Schwab Corp                 COM              808513105       212,276      10,345 SHRS   SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100       372,220       4,419 SHRS   SOLE            N/A         SOLE
Cintas Corp                         COM              172908105       597,522      15,154 SHRS   SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102     6,282,292     225,576 SHRS   SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102    -5,461,385    -196,100 CALL   SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102       384,330      13,800 PUT    SOLE            N/A         SOLE
Citigroup                           COM              172967101       344,682       6,720 SHRS   SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100     6,008,977     114,872 SHRS   SOLE            N/A         SOLE
Commerce Bancorp Inc                COM              200519106     6,116,010     165,342 SHRS   SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103     1,238,761      36,682 SHRS   SOLE            N/A         SOLE
ConocoPhillips                      COM              20825C104     7,184,556      91,523 SHRS   SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105     6,426,930     109,825 SHRS   SOLE            N/A         SOLE
Covidien Ltd                        COM              G2552X108     1,246,237      28,915 SHRS   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     1,818,207      63,685 SHRS   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101      -531,030     -18,600 CALL   SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101       256,950       9,000 PUT    SOLE            N/A         SOLE
Delta Financial Corp                COM              247918105     1,393,136     113,540 SHRS   SOLE            N/A         SOLE
Durect Corp                         COM              266605104       576,114     149,640 SHRS   SOLE            N/A         SOLE
eBay Inc                            COM              278642103     4,662,882     144,900 SHRS   SOLE            N/A         SOLE
Encore Wire Corp                    COM              292562105       294,400      10,000 SHRS   SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     7,138,166      85,100 SHRS   SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102      -872,352     -10,400 CALL   SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107     1,276,601      53,865 SHRS   SOLE            N/A         SOLE
Fidelity Natl Info Svcs Inc         COM              31620M106     1,283,367      23,643 SHRS   SOLE            N/A         SOLE
First Data Corporation              COM              319963104     2,978,517      91,170 SHRS   SOLE            N/A         SOLE
First Marblehead Corp               COM              320771108     5,785,490     149,728 SHRS   SOLE            N/A         SOLE
Gannett Co                          COM              364730101       549,500      10,000 SHRS   SOLE            N/A         SOLE
General Electric Corp               COM              369604103     2,042,216      53,349 SHRS   SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105       693,160      13,975 SHRS   SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209     8,206,522     232,414 SHRS   SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702     3,924,807      68,115 SHRS   SOLE            N/A         SOLE
Intel Corp                          COM              458140100     2,176,044      91,662 SHRS   SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103     2,896,597     113,060 SHRS   SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       574,371       5,457 SHRS   SOLE            N/A         SOLE
Intl Business Machines              COM              459200101      -399,950      -3,800 CALL   SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       399,950       3,800 PUT    SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107       111,920      31,089 SHRS   SOLE            N/A         SOLE
iShares InvesTop Corp Bond          COM              464287242       224,742       2,149 SHRS   SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasur      COM              464287440       413,883       5,104 SHRS   SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622       642,994       7,875 SHRS   SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103       712,000      50,000 SHRS   SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105     7,676,422     275,734 SHRS   SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     8,150,279     132,267 SHRS   SOLE            N/A         SOLE
Kraft Foods Inc                     COM              50075N104       431,707      12,247 SHRS   SOLE            N/A         SOLE
LSB Bancshares Inc                  COM              502158108       225,020      16,485 SHRS   SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104       198,625      12,500 SHRS   SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104     6,776,572      13,985 SHRS   SOLE            N/A         SOLE
Merrill Lynch & Co Inc              COM              590188108       630,374       7,542 SHRS   SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104     7,698,878     261,245 SHRS   SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104      -766,220     -26,000 CALL   SOLE            N/A         SOLE
NASDAQ 100 Trust Shares             COM              73935A104     7,268,520     152,700 SHRS   SOLE            N/A         SOLE
National City Corp                  COM              635405103     4,780,754     143,480 SHRS   SOLE            N/A         SOLE
Nicodrops Inc                       COM              654054105            20      20,000 SHRS   SOLE            N/A         SOLE
Nuveen Insd Divid Advantage         COM              67071L106       292,284      20,700 SHRS   SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107        14,200      10,000 SHRS   SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108     5,794,489      66,573 SHRS   SOLE            N/A         SOLE
Palatin Technologies Inc            COM              696077304        19,800      10,000 SHRS   SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103     3,375,610     238,559 SHRS   SOLE            N/A         SOLE
Pepsico                             COM              713448108       235,248       3,628 SHRS   SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103       233,560       9,134 SHRS   SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107     8,005,245     164,345 SHRS   SOLE            N/A         SOLE
PPG Industries Inc                  COM              693506107       608,880       8,000 SHRS   SOLE            N/A         SOLE
Questar Corporation                 COM              748356102       422,800       8,000 SHRS   SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104     2,449,805      54,953 SHRS   SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104       343,966      15,800 SHRS   SOLE            N/A         SOLE
Sirius Satellite Radio              COM              82966U103       377,500     125,000 SHRS   SOLE            N/A         SOLE
Southwest Airlines                  COM              844741108       240,670      16,142 SHRS   SOLE            N/A         SOLE
Superior Industries Intl Inc        COM              868168105     3,440,909     158,130 SHRS   SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107       552,747      16,755 SHRS   SOLE            N/A         SOLE
Teva Pharmaceutical Industries      COM              881624209       206,250       5,000 SHRS   SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103     1,152,784      14,702 SHRS   SOLE            N/A         SOLE
Thermo Fisher Scientific Inc        COM              883556102     3,692,808      71,400 SHRS   SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109       526,509       4,968 SHRS   SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109       264,950       2,500 PUT    SOLE            N/A         SOLE
Treaty Oak Bancorp Inc              COM              89464P106       136,338      13,566 SHRS   SOLE            N/A         SOLE
Tyco Electronics Ltd                COM              G9144P105     1,129,420      28,915 SHRS   SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106     3,913,173     115,809 SHRS   SOLE            N/A         SOLE
United Parcel Service B             COM              911312106     1,013,606      13,885 SHRS   SOLE            N/A         SOLE
United Parcel Service B             COM              911312106      -970,900     -13,300 CALL   SOLE            N/A         SOLE
United Parcel Service B             COM              911312106       970,900      13,300 PUT    SOLE            N/A         SOLE
Valero Energy Corp                  COM              91913Y100       228,966       3,100 SHRS   SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102     8,849,810     172,679 SHRS   SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     7,577,061     157,495 SHRS   SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     9,593,134     199,400 CALL   SOLE            N/A         SOLE
Washington Mutual Inc               COM              939322103       230,256       5,400 SHRS   SOLE            N/A         SOLE
Washington Post Co                  COM              939640108     4,311,956       5,556 SHRS   SOLE            N/A         SOLE
Wells Fargo & Co                    COM              949746101     1,143,025      32,500 PUT    SOLE            N/A         SOLE
Wells Fargo & Co                    COM              949746101    13,212,173     375,666 SHRS   SOLE            N/A         SOLE
Western Union Company               COM              959802109     2,098,685     100,753 SHRS   SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106     4,753,238      42,745 SHRS   SOLE            N/A         SOLE
Wyeth                               COM              983024100       269,498       4,700 SHRS   SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106     4,530,506      75,383 SHRS   SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106    -1,622,700     -27,000 CALL   SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106       2758590       45900 PUT    SOLE            N/A         SOLE